Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Schedule of Warrants Outstanding

Warrants outstanding at September 30, 2023, and December 31, 2022, are as follows:

	September 30,	December 31,
	2023	2022
Public Warrants	8,333,272	—
Private Placement Warrants	5,933,333	—
Series B-3 Warrants	—	15,819,000
Total warrants	14,266,605	15,819,000

Warrants to purchase convertible preferred stock at September 30, 2023, and December 31, 2022, are as follows:

	September 30,	December 31,
Series	2023	2022
Series A-5 preferred stock, $17.81 exercise price	—	4,213
Series A-6 preferred stock, $20.23 exercise price	—	5,190
Series B preferred stock, $0.41 exercise price	—	36,707
Series B-3 preferred stock, $2.03 exercise price	—	2,824,974
Total warrants	—	2,871,084

The following table summarizes activity in warrants to purchase preferred stock in the nine months ended September 30, 2023. There was no activity in the nine months ended September 30, 2022.

	Balance at			Retirements /	Balance at
Series	December 31, 2022	Exercises	Issuances	Conversions	September 30, 2023
Series A-5	4,213	—	—	(4,213)	—
Series A-6	5,190	—	—	(5,190)	—
Series B	36,707	(11,123)	—	(25,584)	—
Series B-3	2,824,974	(4,771,642)	2,595,777	(649,109)	—

Issue Date	Equity Class	Quantity	Exercise Price	Initial Fair Value
08‑26‑2015	Series A‑5 Preferred Stock	3,370	$17.81	$54
10‑27‑2016	Series A‑5 Preferred Stock	842	$17.81	$10
06‑30‑2017	Series A‑6 Preferred Stock	4,449	$20.23	$102
11‑20‑2018	Series A‑6 Preferred Stock	741	$20.23	$12